Borrowings and derivative financial instrument - Burnstone Debt (Details) R in Millions, $ in Millions		12 Months Ended
	Jul. 01, 2017 USD ($)	Dec. 31, 2023 ZAR (R) R / kg R / $	Dec. 31, 2022 ZAR (R) R / kg R / $	Dec. 31, 2021 ZAR (R) R / kg R / $	Jul. 01, 2014 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings		R 36,618	R 22,728	R 20,298
Reconciliation Of Changes In Borrowings [Abstract]
Balance at beginning of the year		22,728	20,298	18,383
Unwinding of amortised cost		359	216	302
Loss/(gain) on revised estimated cash flows		(32)	776	2
Gain on foreign exchange differences		(1,973)	(616)	(1,149)
Balance at end of the year		36,618	22,728	20,298
Current portion of balance		(11,672)	(122)	(107)
Non-current portion of balance		24,946	22,606	20,191
Burnstone Debt
Disclosure of detailed information about borrowings [line items]
Borrowings		2,991	2,540	1,507	$ 178.0
Bank Lenders participation in Burnstone free cash flow after Burnstone Debt repaid in full	10.00%
Maximum participation in Burnstone free cash flow after Burnstone Debt repaid in full | $	$ 63.0
Net assets		2,000
Reconciliation Of Changes In Borrowings [Abstract]
Balance at beginning of the year		2,540	1,507	1,263
Unwinding of amortised cost		252	148	125
Loss/(gain) on revised estimated cash flows		(32)	776	2
Gain on foreign exchange differences		231	109	117
Balance at end of the year		2,991	2,540	1,507
Current portion of balance		0	0	0
Non-current portion of balance		R 2,991	R 2,540	R 1,507
Revised gold prices (ZAR/kg) | R / kg		1,012,625	793,473	729,270
Exchange rates (in ZAR per USD) | R / $		18.50	15.50	15.00
Life-of-mine		25 years
A1
Disclosure of detailed information about borrowings [line items]
Face amount of debt | $					0.2
A2
Disclosure of detailed information about borrowings [line items]
Face amount of debt | $					7.8
Free cash flow used to repay Wits Gold Loan (as a percent)	50.00%
Free cash flow used to repay Burnstone Debt (as a percent)	50.00%
Reconciliation Of Changes In Borrowings [Abstract]
Nominal discount rate		5.90%
A3 and A4
Disclosure of detailed information about borrowings [line items]
Interest rate margin	4.00%
Free cash flow used to repay Wits Gold Loan (as a percent)	90.00%
Free cash flow used to repay Burnstone Debt (as a percent)	10.00%
Free cash flow used to repay Burnstone Debt after settlement of Wits Gold Loan (as a percent)	30.00%
Reconciliation Of Changes In Borrowings [Abstract]
Nominal discount rate		9.50%
A3
Disclosure of detailed information about borrowings [line items]
Face amount of debt | $					51.0
A4
Disclosure of detailed information about borrowings [line items]
Face amount of debt | $					$ 119.1